INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENT PROPERTIES
Schedule of investment property summary

As at December 31,	2020	2019
Income-producing properties	$5,786,338	$4,377,623
Properties under development	31,488	51,310
Land held for development	37,757	28,966
	$5,855,583	$4,457,899

Schedule of changes in investment properties

Years Ended December 31,	2020			2019
	Income- producing properties	Properties under development	Land held for development	Income- producing properties	Properties under development	Land held for development
Balance, beginnin g of year	$4,377,623	$51,310	$28,966	$3,415,786	$17,009	$3,984
Maintenance or improvements	3,997	—	—	3,272	—	—
Leasing commissions	3,449	—	—	1,079	—	—
Tenant allowances	1,784	—	—	515	—	—
Developments or expansions	12,582	39,083	458	3,641	27,250	—
Acquisitions (note 3)	1,000,618	35,777	9,264	951,065	8,932	24,939
Costs to complete acquired property (note 6)	8,622	—	—	—	—	—
Disposals (note 5)	(31,276)	—	—	—	—	—
Transfer to income-producing properties	97,733	(97,733)	—	—	—	—
Classified as assets held for sale	—	—	—	(61,120)	—	—
Amortization of straight-line rent	8,842	—	—	5,074	—	—
Amortization of tenant allowances	(5,321)	—	—	(5,122)	—	—
Other changes	(16)	—	—	189	—	—
Fair value gains (losses), net	273,914	(145)	(332)	243,351	(135)	557
Foreign currency translation, net	33,787	3,196	(599)	(180,107)	(1,746)	(514)
Balance, end of year	$5,786,338	$31,488	$37,757	$4,377,623	$51,310	$28,966

Schedule of minimum rental commitments payable on non-cancellable operating leases

2021	$329,686
2022	323,125
2023	289,622
2024	211,997
2025	189,542
2026 and thereafter	1,042,995
$2,386,967

Schedule of the key valuation metrics for income-producing properties by country
Valuations are most se
n
sitive to changes in discount rates and terminal capitalization rates. The key valuation metrics for income-producing properties by country are set out below:

As at December 31,	2020			2019
	Weighted average (1)	Maximum	Minimum	Weighted average (1)	Maximum	Minimum
Canada
Discount rate	5.71%	6.25%	5.25%	5.90%	8.75%	5.25%
Terminal capitalization rate	5.22%	5.50%	4.75%	5.55%	8.00%	5.00%

United States
Discount rate	6.18%	9.25%	5.00%	6.41%	9.50%	5.00%
Terminal capitalization rate	5.58%	8.50%	4.75%	6.23%	8.75%	5.25%

Germany
Discount rate	6.85%	9.00%	5.50%	6.83%	8.25%	5.70%
Terminal capitalization rate	5.83%	8.25%	4.50%	6.31%	8.75%	5.00%

Austria
Discount rate	8.58%	10.50%	8.25%	7.96%	10.00%	7.00%
Terminal capitalization rate	7.47%	9.75%	7.00%	7.34%	9.75%	6.75%

Netherlands
Discount rate	4.99%	6.25%	4.40%	5.24%	6.00%	4.70%
Terminal capitalization rate	5.58%	7.40%	4.80%	6.14%	7.55%	5.60%

Other
Discount rate	7.32%	7.50%	7.00%	8.25%	10.00%	7.25%
Terminal capitalization rate	6.97%	9.75%	6.00%	8.20%	9.75%	6.25%

Total
Discount rate	6.38%	10.50%	4.40%	6.60%	10.00%	4.70%
Terminal capitalization rate	5.82%	9.75%	4.50%	6.32%	9.75%	5.00%

(1)	Weighted based on income-producing property fair value.

Schedule of sensitivity of the fair value of income-producing properties to changes in either the discount rate or terminal capitalization rate

	Discount Rate		Terminal Capitalization Rate
Rate sensitivity	Fair value	Change in fair value	Fair value	Change in fair value
+50 basis points	$5,571,937	$(214,401)	$5,503,884	$(282,454)
+25 basis points	5,677,809	(108,529)	5,638,929	(147,409)
Base rate	5,786,338	—	5,786,338	—
-25 basis points	5,897,286	110,948	5,947,585	161,247
-50 basis points	$6,011,034	$224,696	$6,125,131	$338,793